AMCAP Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

May 5, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      AMCAP Fund

File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on April 30, 2014 of Registrant’s Post-Effective Amendment No. 90 under the Securities Act of 1933 and Amendment No. 59 under the Investment Company Act of 1940.

Sincerely,

/s/Michael W. Stockton

Michael W. Stockton

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